Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (51,676)	$ (7,127)	¥ (251,742)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(3,043)	(420)	1,233
Total Comprehensive loss	(54,719)	(7,547)	(250,509)
Less: Comprehensive loss attributable to noncontrolling interest	(13,277)	(1,831)	(22,610)
Comprehensive loss attributable to Ucommune International Ltd’s shareholders	¥ (41,442)	$ (5,716)	¥ (227,899)